Segmented Information (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD
Segment Reporting Information [Line Items]
Revenues	CAD 12,037	CAD 12,611	CAD 12,134
Net income	3,640	3,538	CAD 3,167
Property Plant and Equipment Net	CAD 33,755	CAD 32,624
Number of operating segments	1
Approximate percentage of the Company's freight revenues from national accounts (in hundredths)	95.00%
Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration of risk (as a percent)	3.00%	3.00%	2.00%
Canada [Member]
Segment Reporting Information [Line Items]
Revenues	CAD 7,971	CAD 8,283	CAD 8,108
Net income	2,708	2,469	2,249
Property Plant and Equipment Net	17,445	16,737
U.S. [Member]
Segment Reporting Information [Line Items]
Revenues	4,066	4,328	4,026
Net income	932	1,069	CAD 918
Property Plant and Equipment Net	CAD 16,310	CAD 15,887